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Nov. 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Strategic Allocation Series, Inc.
           Columbia Strategic Allocation Fund
           (formerly known as RiverSource Strategic Allocation Fund) RiverSource Strategic Income Allocation Fund
        Post-Effective Amendment No. 48
        File No. 2-93801/811-4133

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on Nov. 29, 2010.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
-------------------------------------
Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.